Fair Value (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value [Abstract]
Assets And Liabilities Measured At Fair Value On A Recurring Basis, Including Financial Assets And Liabilities

Fair Value Measurements at December 31, 2020 Using Significant Other Observable Inputs
(Level 2)
Financial Assets:
Securities available for sale:
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$8,636
Mortgage-backed securities - residential	65
Total securities available for sale	$8,701
Loans held for sale	$283,165
Yield maintenance provisions (embedded derivatives)	$1,944
Interest rate lock commitments	$18,101
Financial Liabilities:
Interest-rate swaps	$1,944
TBA mortgage-backed securities	$2,690

Fair Value Measurements at December 31, 2019 Using Significant Other Observable Inputs
(Level 2)
Financial Assets:
Securities available for sale:
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$8,017
Mortgage-backed securities - residential	130
Collateralized mortgage obligations	27
Total securities available for sale	$8,174
Loans held for sale	$135,711
Yield maintenance provisions (embedded derivatives)	$12
Interest rate lock commitments	$3,104
Financial Liabilities:
Interest-rate swaps	$12
TBA mortgage-backed securities	$350

Assets Measured At Fair Value On A Non-Recurring Basis

Fair Value Measurements at December 31, 2020 Using
Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial	$190
Total impaired loans	$190

Fair Value Measurements at December 31, 2019 Using
Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial	$84
Real Estate:
Single-family residential	106
Commercial:
Non-owner occupied	4,387
Total impaired loans	$4,577

Financial Instruments Measured At Fair Value On A Non-Recurring Basis

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2020:

	Fair Value	Valuation Technique(s)	Unobservable Inputs	(Range) Weighted Average
Impaired loans:
Commercial	$190	Comparable sales approach	Adjustment for differences between the stated value and net realizable value	65.00%

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2019:

	Fair Value	Valuation Technique(s)	Unobservable Inputs	(Range) Weighted Average
Impaired loans:
Commercial	$84	Comparable sales approach	Adjustment for differences between the comparable market transactions	2.06%
Real estate:
Single -family residential	106	Comparable sales approach	Adjustment for differences between the comparable market transactions	3.61%
Commercial:
Non-owner occupied	4,387	Comparable sales approach	Adjustment for differences between the comparable market transactions	(-2.58%, 14.00%) 2.44%

Aggregate Fair Value, Contractual Balance And Gain Or Loss

	December 31, 2020	December 31, 2019
Aggregate fair value	$283,165	$135,711
Contractual balance	274,401	133,993
Gain	8,764	1,718

Total Amount Of Gains And Losses From Changes In Fair Value Included In Earnings

	2020	2019
Interest income	$6,231	$2,153
Interest expense	-	-
Change in fair value	7,046	1,341
Total change in fair value	$13,277	$3,494

Carrying Amounts And Estimated Fair Values Of Financial Instruments

The carrying amounts and estimated fair values of financial instruments at year-end were as follows:

	Fair Value Measurements at December 31, 2020 Using:
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$221,594	$221,594	$-	$-	$221,594
Interest-bearing deposits in other financial institutions	100	100	-	-	100
Securities available for sale	8,701	-	8,701	-	8,701
Equity securities	5,000	-	-	5,000	5,000
Loans held for sale	283,165	-	283,165	-	283,165
Loans and leases, net	895,344	-	-	905,030	905,030
FHLB and FRB stock	5,847	n/a	n/a	n/a	n/a
Accrued interest receivable	4,584	1	36	4,547	4,584
Yield maintenance provisions (embedded derivatives)	1,944	-	1,944	-	1,944
Interest rate lock commitments	18,101	-	18,101	-	18,101

Financial liabilities
Deposits	$(1,113,070)	$(554,650)	$(565,089)	$-	$(1,119,739)
FHLB advances and other debt	(214,426)	-	(215,531)	-	(215,531)
Advances by borrowers for taxes and insurance	(1,029)	-	-	(1,029)	(1,029)
Subordinated debentures	(14,844)	-	(16,325)	-	(16,325)
Accrued interest payable	(498)	-	(498)	-	(498)
Interest-rate swaps	(1,944)	-	(1,944)	-	(1,944)
TBA mortgage-backed securities	(2,690)	-	(2,690)	-	(2,690)

The carrying amounts and estimated fair values of financial instruments at December 31, 2019 were as follows:

	Fair Value Measurements at December 31, 2019 Using:
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$45,879	$45,879	$-	$-	$45,879
Interest-bearing deposits in other financial institutions	100	100	-	-	100
Securities available for sale	8,174	-	8,174	-	8,174
Loans held for sale	135,711	-	135,711	-	135,711
Loans and leases, net	663,303	-	-	664,152	664,152
FHLB stock	4,008	n/a	n/a	n/a	n/a
Accrued interest receivable	2,749	25	40	2,684	2,749
Yield maintenance provisions (embedded derivatives)	12	-	12	-	12
Interest rate lock commitments	3,104	-	3,104	-	3,104

Financial liabilities
Deposits	$(746,323)	$(382,173)	$(367,375)	$-	$(749,548)
FHLB advances and other debt	(29,017)	-	(29,669)	-	(29,669)
Advances by borrowers for taxes and insurance	(929)	-	-	(929)	(929)
Subordinated debentures	(14,806)	-	(15,940)	-	(15,940)
Accrued interest payable	(208)	-	(208)	-	(208)
Interest-rate swaps	(12)	-	(12)	-	(12)
TBA mortgage-backed securities	(350)	-	(350)	-	(350)